Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 8:- SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

b.	Share option plans:

The Company has authorized through its 2021 Share Incentive Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options, RSUs or other equity compensation to officers, directors, advisors, management and other key employees of up to 20,979,410 Ordinary shares as of June 30, 2024. The equity compensation granted generally has a four-year vesting period and expires ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2024, 11,738,058 of the Company’s options are available for future grants.

A summary of the status of options under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2024 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	10,520,774	$5.03	$2,264	7.08
Granted	3,737,570	$3.73
Exercised	(22,602)	$1.10
Forfeited and cancelled	(90,745)	$5.78

Outstanding at end of period	14,144,997	$4.68	$1,673	7.40

Exercisable options	8,076,167	$4.80	$1,621	6.21

A summary of the status of RSUs under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	813,268
Granted	686,127
Vested	(230,940)
Forfeited and cancelled	(3,890)

Outstanding at end of period	1,264,565

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2023 and 2024, was comprised as follows:

	Six months ended June 30,
	2023	2024
	Unaudited

Research and development	$2,536	$3,330
Marketing expenses	202	345
General and administrative	1,046	1,192

Total share-based compensation expense	$3,784	$4,867

As of June 30, 2024, there were unrecognized compensation costs of $16,277, which are expected to be recognized over a weighted average period of approximately 2.08 years.

c.	Warrants to investors:

Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87.

As of June 30, 2024, a total of 2,313,976 such warrants are outstanding.

d.	Warrants to consultants:

In April 2016, 67,897 warrants to Ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date. In March 2023, 67,897 warrants were exercised into 67,897 Ordinary shares of no-par value for no consideration.